Financial Instrument Risk Management - Debt Securities by Issuer and Industry Sector (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 168,785	$ 152,785
Canadian federal government
Disclosure of financial assets [line items]
Financial assets	6,489	6,446
Canadian federal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,560	3,890
Canadian federal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,929	2,556
Canadian provincial and municipal government
Disclosure of financial assets [line items]
Financial assets	18,242	14,965
Canadian provincial and municipal government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	16,909	13,826
Canadian provincial and municipal government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,333	1,139
U.S. government and agency
Disclosure of financial assets [line items]
Financial assets	2,475	3,111
U.S. government and agency | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,678	1,748
U.S. government and agency | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	797	1,363
Other foreign government
Disclosure of financial assets [line items]
Financial assets	6,104	5,917
Other foreign government | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,281	5,181
Other foreign government | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	823	736
Government issued or guaranteed debt securities
Disclosure of financial assets [line items]
Financial assets	33,310	30,439
Government issued or guaranteed debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	28,428	24,645
Government issued or guaranteed debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	4,882	5,794
Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	46,974	42,765
Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	42,664	37,681
Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	4,310	5,084
Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	8,805	8,402
Asset-backed securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	6,742	5,568
Asset-backed securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	2,063	2,834
Debt securities
Disclosure of financial assets [line items]
Financial assets	89,089	81,606
Debt securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	77,834	67,894
Debt securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	11,255	13,712
Financials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	11,856	10,926
Financials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	10,644	9,341
Financials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	1,212	1,585
Utilities | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	8,243	7,258
Utilities | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	7,561	6,693
Utilities | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	682	565
Industrials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	6,226	5,429
Industrials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,659	4,800
Industrials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	567	629
Energy | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	4,802	4,232
Energy | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,452	3,867
Energy | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	350	365
Communication services | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	3,966	3,546
Communication services | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	3,644	3,075
Communication services | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	322	471
Real estate | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,767	2,963
Real estate | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	2,438	2,595
Real estate | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	329	368
Health care | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,172	2,122
Health care | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,986	1,886
Health care | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	186	236
Consumer staples | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	2,051	1,924
Consumer staples | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,893	1,703
Consumer staples | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	158	221
Consumer discretionary | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,771	1,487
Consumer discretionary | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,606	1,268
Consumer discretionary | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	165	219
Materials | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,625	1,543
Materials | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,473	1,331
Materials | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	152	212
Information technology | Corporate Debt Securities
Disclosure of financial assets [line items]
Financial assets	1,495	1,335
Information technology | Corporate Debt Securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,308	1,122
Information technology | Corporate Debt Securities | Available-for-sale
Disclosure of financial assets [line items]
Financial assets	$ 187	$ 213